S000063599 [Member] Expense Example - Nuveen ESG Large-Cap ETF - Nuveen ESG Large-Cap ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	$ 268